Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Operating lease cost:
Fixed rent expense	$ 172	$ 166
Short-term lease cost
Net lease cost	172	166	$ 332
Cost of Sales
Operating lease cost:
Net lease cost	0	0
General & Administrative Expenses
Operating lease cost:
Net lease cost	$ 172	$ 166